PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Loan receivables from third parties (1)	-	540,446
Prepaid expenses (2)	99,297	135,708
Deposits (3)	76,223	50,444
Total prepaid expenses and other current assets	175,520	726,598

(1)	As of June 30, 2026, loan receivables from third parties primarily consisted of a $300,000 promissory note issued by Yocto Investments LLC, Quetta Acquisition Corp. (the “SPAC”)’s sponsor, in favor of SKG, and $240,466 of extension fees paid on behalf of Quetta. Upon completion of the De-SPAC transaction, the promissory note would be converted into that number of securities of the SPAC or the post-De-SPAC surviving company at $3.00 per share. The extension fees were paid at $60,000 per month.

(2)	The balance of prepaid expenses represented prepaid transport services expenses and other miscellaneous fees.

(3)	The balance of deposits represented rental and utilities deposits.

6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Prepaid expenses (1)		99,297
Deposits (2)	-	76,223
Total prepaid expenses and other current assets	-	175,520

(1)	The balance of prepaid expenses represented prepaid transport services expenses and other miscellaneous fees.

(2)	The balance of deposits represented rental and utilities deposits.